Long-Term Debt	12 Months Ended
Dec. 31, 2013
Long-Term Debt [Text Block]

14-1 Long-term debt:

	December 31,
	2013	2012
Japanese yen term loan	312	497
Italy term loan	9	114
Malaysia term loan	7	11
Total long term debt	328	622
Less current portion	(90)	(207)
Total long-term portion	239	415

As of December 31, 2013, long-term debt in Japan consists of 3 loans in Yen with the following conditions:

	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	March 31, 2015	2.30%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

As of December 31, 2012, long-term debt in Japan consists of 3 loans in Yen with the following conditions:

	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	March 31, 2015	0.10%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%

The 10,000,000 JPY loan initially maturing on July 17, 2014 was repaid earlier in 2012.

As of December 31, 2013, long-term debt in Italy consists of a loan in euro of an initial amount of € 404 thousand with an interest rate at Euribor + 1.9% due to mature on February 28, 2014.

14-2 Debentures:

	December 31,
	2013	2012
Non Convertible debentures	-	4,416
Less current portion	-	-
Total long-term portion	-	4,416

As of December 31, 2012, Debentures consist of the $8.0 million of principal amount of the 9% non convertible New Debentures resulting from the January 2012 Exchange Agreement. New Debentures are evaluated at amortized cost, using an effective interest rate of 35%.

On January 19, 2012, the Company entered into a privately negotiated Exchange Agreement with all holders of the then outstanding 2007 Convertible Debentures and 2007 Investor Warrants. Pursuant to the terms of the Exchange Agreement:
·           certain holders of an aggregate principal amount of $500,000 of Existing Debentures and Existing Warrants to purchase up to 42,000 ordinary shares agreed to exchange their outstanding securities for 22,186 newly issued ordinary shares, in the form of ADRs, and $500,000 in cash; and
·           certain holders of an aggregate principal amount of $10 million of Convertible Debentures and warrants to purchase up to 840,000 ordinary shares agreed to exchange their outstanding securities for an aggregate principal amount of $10 million of 9% non-convertible Senior New Debentures due June 30, 2014 and January 2012 warrants to purchase up to 408,691 newly issued ordinary shares at an exercise price equal to the par value per share (the “January 2012 Warrants”), and 1,926,685 newly issued ordinary shares, in the form of restricted ADRs (collectively, the “Exchange”).

Under the Exchange Agreement, the Company undertook that in the event the Company raises capital then the Company shall be required to apply 40% of the net proceeds to redeem the New Debentures in whole or in part. The Exchange Agreement provided also for certain cases of early redemption at the election of the Holders of the New Debentures such as a change of control transaction or other types of fundamental transactions.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Under the Exchange Agreement, the Company also committed to certain covenants including not to pay cash dividends or distribution on any equity securities of the Company as long as any of the New Debentures remain outstanding.

On January 25, 2012, the Company closed the Exchange and all of the 2007 Convertible Debentures and the 2007 Investor Warrants were exchanged for the 2012 New Debentures of principal amount of $10 million, 1,948,871 newly issued ordinary shares, in the form of ADRs, the 2012 Exchange Offer Warrants and $500,000 in cash.

On May 9, 2012, the Company used $2.0 million of the net proceeds from the March 2012 Placement to partially reimburse the 2012 New Debentures, thus reducing their outstanding principal amount to $8.0 million.

The Company considered guidance contained in ASC 405-20 – Extinguishments of Liabilities, ASC 470-50 – Debt Modifications and Extinguishment and ASC 470-60 – Troubled Debt Restructuring, for the general concepts on debt modifications and restructurings. As a result, the Company determined that the Debt Extinguishment model should apply to account for the Exchange.

On June 14, 2013, the Company fully redeemed its $8.0 million outstanding long-term debt by using a portion of the net proceeds from the $12.0 million May 2013 Placement.

14-3 Financial instruments carried at fair value:

	December 31,
	2013	2012
Investor Warrants	3,150	1,571
Placement Agent Warrants	289	183

Total	3,439	1,754
Less current portion	-	-
Total long-term portion	3,439	1,754

On March 28, 2012, pursuant to a securities purchase agreement dated March 22, 2012, as amended, the Company issued 2,812,500 ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “March 2012 Placement”), at a price of $2.00 per share, with warrants attached (the “March 2012 Investor Warrants”).  The March 2012 Investor Warrants allow investors to purchase up to 1,406,250 shares in the form of ADSs at an exercise price of $2.75. The March 2012 Investor Warrants are exercisable immediately and expire on March 28, 2017. The Company also issued warrants to purchase up to 168,750 shares in the form of ADSs to the placement agent, Rodman & Renshaw LLC, with an exercise price of $2.50 (the “March 2012 Placement Agent Warrants” and together with the Investor Warrants, the “March 2012 Warrants”).  The March 2012 Placement Agent Warrants are exercisable from September 24, 2012 and expire on October 21, 2016. Total gross proceeds for the March 2012 Placement amounted to $5.625 million (€ 4.214 million), out of which $2.429 million (€ 1.821 million) allocated to the Investor and Placement Agent Warrants based on their fair value and accounted for as liability, and the remaining $3.196 million (€ 2.393 million) allocated to the share capital increase.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

The Company determined that the March 2012 Warrants to purchase up to 1,575,000 new ordinary shares of the Company ( 1,406,250 shares underlying the March 2012 Investor Warrants and 168,750 shares underlying the March 2012 Placement Agent Warrants) should be accounted for as a liability.

On May 28, 2013, pursuant to a securities purchase agreement dated May 20, 2013, as amended, the Company issued 3,000,000 new ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “May 2013 Placement”), at a price of $4.00 per share, with warrants attached (the “May 2013 Investor Warrants”).  The May 2013 Investor Warrants allow investors to purchase up to 1,500,000 shares in the form of ADSs at an exercise price of $4.25. The May 2013 Investor Warrants are exercisable as from November 29, 2013 and expire on November 29, 2018. The Company also issued warrants to the placement agent, H.C. Wainwright & Co., LLC with an exercise price of $5.00 per share   (the “May 2013 Placement Agent Warrants” and together with the May 2013 Investor Warrants, the “May 2013 Warrants”),  The May 2013 Placement Agent Warrants are exercisable from November 29, 2013 and expire on May 28, 2016. As the May 2013 Warrants comprised the same structure and provisions than the March 2012 Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the Euro, the Company determined that the May 2013 Warrants should be accounted for as a liability. Total gross proceeds for the May 2013 Placement amounted to $12 million (€ 9.270 million), out of which $3.817 million (€ 2.950 million) allocated to the Investor and Placement Agent Warrants based on their fair value and accounted for as liability, and the remaining $8.183 million (€ 6.320 million) allocated  to the share capital increase (see note 16-1).

The Company used the Black-Scholes pricing model to value the May 2013 Warrants at inception, with changes in fair value recorded as a financial expense or income.

Fair Value of  the March 2012 Investor Warrants:

The valuation model of the Investor Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.95
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 1.05%
-	Share price volatility: 120%
-	Dividend rates: 0%

As of December 31, 2012, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $2.04
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 0.59%
-	Share price volatility: 113%
-	Dividend rates: 0%

As of December 31, 2013, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $2.95
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 0.9%
-	Share price volatility: 72%
-	Dividend rates: 0%

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

On that basis, the unit fair value of the Investor Warrants was $1.55 per warrant at inception date, $1.47 per warrant as of December 31, 2012, and $1.50 per warrant as of December 31, 2013. The total fair value for the  Investor warrants was $2.173 million at inception date, $2.073 million as of December 31, 2012 and $2.100 million as of December 31, 2013.

Fair Value of  the March 2012 Placement Agent Warrants:

The valuation model of the Placement Agent Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $1.95
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0.92%
-	Share price volatility: 120%
-	Dividend rates: 0%

As of December 31, 2012, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $2.04
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0.50%
-	Share price volatility: 113%
-	Dividend rates: 0%

As of December 31, 2013, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $2.95
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0.68%
-	Share price volatility: 72%
-	Dividend rates: 0%

On that basis, the unit fair value of the Placement Agent Warrants was $1.52 per warrant at inception date, $1.43 per warrant as of December 31, 2012 and $1.48 per warrant as of December 31, 2013. The total fair value for the Placement Agent warrants was $0.256 million at inception date, $0.242 million as of December 31, 2012, and $0.250 million as of December 31, 2013.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Fair Value of  the May 2013 Investor Warrants:

The valuation model of the Investor Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $3.96
-	Strike price of warrants: $4.25
-	Risk free interest rate at 5.5 years: 1.07%
-	Share price volatility: 71%
-	Dividend rates: 0%

As of December 31, 2013, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $2.95
-	Strike price of warrants: $4.25
-	Risk free interest rate at 5.5 years: 1.71%
-	Share price volatility: 71%
-	Dividend rates: 0%

On that basis, the unit fair value of the Investor Warrants was $2.35 per warrant at inception date, and $1.50 per warrant as of December 31, 2013. The total fair value for the Investor warrants was $3.525 million at inception date and $2.245 million as of December 31, 2013.

Fair Value of  the May 2013 Placement Agent Warrants:

The valuation model of the Placement Agent Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $3.96
-	Strike price of warrants: $5.00
-	Risk free interest rate at 3 years: 0.36%
-	Share price volatility: 72%
-	Dividend rates: 0%

As of December 31, 2013, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Share price at closing date: $2.95
-	Strike price of warrants: $5.00
-	Risk free interest rate at 3 years: 0.55%
-	Share price volatility: 72%
-	Dividend rates: 0%

On that basis, the unit fair value of the Placement Agent Warrants was $1.62 per warrant at inception date, and $0.83 per warrant as of December 31, 2013. The total fair value for the Placement Agent warrants was $0.292 million at inception date and $0.150 million as of December 31, 2013.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

14-4 Long-term debt, Debentures and Financial instruments maturity :

 Long-term debt, Debentures and Financial instruments carried at fair value at December 31, 2013 mature as follows:

2014	90
2015	72
2016	355
2017	1,587
2018	1,665
Total	3,768